PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.7%
		Argentina: 0.2%
9,056		Banco BBVA Argentina SA ADR	$39,212	0.0
5,152		Banco Macro SA ADR	134,055	0.0
3,597	(1)	Globant SA	329,413	0.1
10,872		Grupo Financiero Galicia SA ADR	141,336	0.0
6,246	(1),(2)	Pampa Energia SA ADR	108,431	0.0
9,480		Telecom Argentina SA ADR	94,800	0.0
8,589		Transportadora de Gas del Sur SA ADR	72,921	0.0
18,302		YPF SA ADR	169,293	0.1
			1,089,461	0.2

		Belgium: 0.0%
1,099	(1)	Titan Cement International SA	22,879	0.0

		Brazil: 4.8%
480,900		Ambev SA	2,222,236	0.4
40,500		Atacadao Distribuicao Comercio e Industria Ltd.	206,548	0.0
21,000	(1)	B2W Cia Digital	242,046	0.0
2,493	(1)	B2W Cia Digital	28,734	0.0
209,669		B3 SA - Brasil Bolsa Balcao	2,211,265	0.4
130,444		Banco Bradesco SA	984,856	0.2
22,000		Banco BTG Pactual SA	309,963	0.1
87,400		Banco do Brasil S.A.	959,203	0.2
43,400		Banco Santander Brasil SA	474,847	0.1
72,900		BB Seguridade Participacoes SA	617,245	0.1
85,333		BR Malls Participacoes SA	297,591	0.0
57,900	(1)	BRF - Brasil Foods SA	533,160	0.1
22,600		Centrais Eletricas Brasileiras SA	218,932	0.0
123,300		CCR SA	511,901	0.1
35,700		Cia de Saneamento Basico do Estado de Sao Paulo	424,453	0.1
65,800		Cia Siderurgica Nacional S.A.	209,834	0.0
123,056		Cielo SA	236,934	0.0
16,600		Cosan SA	212,906	0.0
72,600		Embraer SA	314,167	0.1
13,500		Energisa SA	161,742	0.0
21,050		Engie Brasil Energia SA	224,891	0.0
17,800		Equatorial Energia SA	430,247	0.1
38,800		Hypera S.A.	313,766	0.1
72,177		IRB Brasil Resseguros S/A	651,251	0.1
111,300		JBS SA	876,481	0.2
75,000		Klabin SA	276,718	0.0
156,404		Kroton Educacional SA	421,976	0.1
59,847		Localiza Rent a Car SA	654,796	0.1
79,676		Lojas Renner SA	965,903	0.2
9,900		M Dias Branco SA	83,537	0.0
61,900		Magazine Luiza SA	550,328	0.1
29,400		Multiplan Empreendimentos Imobiliarios SA	203,998	0.0
40,200		Natura Cosmeticos S.A.	330,021	0.1
35,309		Notre Dame Intermedica Participacoes SA	463,144	0.1
72,323		Petrobras Distribuidora SA	478,330	0.1
308,200		Petroleo Brasileiro SA	2,242,358	0.4
9,800		Porto Seguro SA	139,395	0.0
24,100		Raia Drogasil SA	556,018	0.1
113,700	(1)	Rumo SA	672,083	0.1
23,386		Sul America SA	268,647	0.0
55,444		Suzano SA	450,363	0.1
89,100		Tim Participacoes SA	256,688	0.0
76,700		Ultrapar Participacoes SA	341,139	0.1
327,574		Vale SA	3,779,564	0.7
88,254		Weg S.A.	516,149	0.1
			27,526,354	4.8

		Chile: 0.8%
259,786		Aguas Andinas SA	142,087	0.0
3,918,632		Banco de Chile	548,711	0.1
5,315		Banco de Credito e Inversiones SA	334,740	0.1
7,001,100		Banco Santander Chile	493,241	0.1
154,250		Cencosud SA	253,857	0.0
15,875		Cia Cervecerias Unidas SA	177,334	0.0
820,427		Colbun SA	147,973	0.0
15,533	(1)	Empresa Nacional de Telecomunicaciones SA	136,196	0.0
118,115		Empresas CMPC SA	274,735	0.1
41,786		Empresas COPEC SA	393,991	0.1
4,031,050		Enel Americas SA	738,044	0.1
3,032,996		Enel Chile SA	262,182	0.0
14,471,049		Itau CorpBanca	109,572	0.0
31,594		Latam Airlines Group SA	349,239	0.1
79,730		SACI Falabella	445,587	0.1
			4,807,489	0.8

		China: 30.6%
128,000	(1),(3)	3SBio, Inc.	211,675	0.1
2,697	(1)	51job, Inc. ADR	199,578	0.0
9,767	(1)	58.com, Inc. ADR	481,611	0.1
74,000		AAC Technologies Holdings, Inc.	390,390	0.1
12,000		AECC Aviation Power Co. Ltd. - A Shares	36,811	0.0
148,000		Agile Group Holdings, Ltd.	179,784	0.0
385,700		Agricultural Bank of China Ltd. - A Shares	187,097	0.0
3,055,000		Agricultural Bank of China Ltd. - H Shares	1,196,326	0.2
12,500		Aier Eye Hospital Group Co. Ltd. - A Shares	62,166	0.0
204,000		Air China Ltd. - H Shares	179,048	0.0
12,300		Aisino Corp. - A Shares	36,148	0.0
146,354	(1)	Alibaba Group Holding Ltd. ADR	24,474,779	4.3

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
370,000	(1)	Alibaba Health Information Technology Ltd.	$323,076	0.1
1,470,000	(1)	Alibaba Pictures Group Ltd.	238,199	0.1
71,000	(1)	Aluminum Corp. of China Ltd. - A Shares	35,055	0.0
406,000	(1)	Aluminum Corp. of China Ltd. - H Shares	127,931	0.0
58,100		Angang Steel Co., Ltd. - A Shares	25,171	0.0
151,400		Angang Steel Co., Ltd. - H Shares	55,264	0.0
14,100		Anhui Conch Cement Co., Ltd. - A Shares	81,758	0.0
128,000		Anhui Conch Cement Co., Ltd. - H Shares	759,595	0.1
111,000		Anta Sports Products Ltd.	917,547	0.2
39,200	(1)	Anxin Trust Co. Ltd. - A Shares	25,917	0.0
6,047	(1),(2)	Autohome, Inc. ADR	502,687	0.1
18,000		AVIC Aircraft Co. Ltd. - A Shares	39,262	0.0
52,500		AVIC Capital Co. Ltd. - A Shares	34,423	0.0
9,700	(1)	AVIC Shenyang Aircraft Co. Ltd. - A Shares	42,184	0.0
223,000		AviChina Industry & Technology Co. Ltd. - H Shares	109,551	0.0
174,500	(3)	BAIC Motor Corp. Ltd. - H Shares	107,803	0.0
28,308	(1)	Baidu, Inc. ADR	2,908,930	0.5
74,800		Bank of Beijing Co. Ltd. - A Shares	56,216	0.0
33,400		Bank of Chengdu Co. Ltd. - A Shares	38,106	0.0
247,900		Bank of China Ltd. - A Shares	124,401	0.0
8,042,000		Bank of China Ltd. - H Shares	3,153,842	0.6
161,500		Bank of Communications Co. Ltd. - A Shares	123,381	0.0
960,000		Bank of Communications Co., Ltd. - H Shares	626,651	0.1
22,300		Bank of Guiyang Co. Ltd. - A Shares	26,610	0.0
34,800		Bank of Hangzhou Co. Ltd. - A Shares	41,232	0.0
41,400		Bank of Jiangsu Co. Ltd. - A Shares	38,978	0.0
29,057		Bank of Nanjing Co. Ltd. - A Shares	35,001	0.0
20,000		Bank of Ningbo Co. Ltd. - A Shares	70,729	0.0
59,800		Bank of Shanghai Co. Ltd. - A Shares	78,376	0.0
61,700		Baoshan Iron & Steel Co. Ltd. - A Shares	51,132	0.0
4,053	(1),(2)	Baozun, Inc. ADR	173,063	0.0
55,300		BBMG Corp. - A Shares	25,726	0.0
249,000		BBMG Corp. - H Shares	71,441	0.0
176,000		Beijing Capital International Airport Co., Ltd. - H Shares	150,182	0.0
55,500		Beijing Enterprises Holdings Ltd.	255,371	0.1
610,000		Beijing Enterprises Water Group Ltd.	312,120	0.1
9,100		Beijing Shiji Information Technology Co. Ltd. - A Shares	50,326	0.0
9,700		Beijing Tongrentang Co. Ltd. - A Shares	36,550	0.0
128,400		BOE Technology Group Co. Ltd. - A Shares	67,607	0.0
346,000		Bosideng International Holdings Ltd.	147,346	0.0
318,000		Brilliance China Automotive Holdings Ltd.	341,617	0.1
6,600		BYD Co. Ltd. - A Shares	45,129	0.0
66,500		BYD Co. Ltd. - H Shares	330,490	0.1
73,000		BYD Electronic International Co. Ltd.	109,306	0.0
27,500		Caitong Securities Co. Ltd. - A Shares	38,496	0.0
1,169,000	(3)	CGN Power Co. Ltd. - H Shares	295,534	0.1
39,800		Changjiang Securities Co. Ltd. - A Shares	39,100	0.0
11,300		Chaozhou Three-Circle Group Co. Ltd. - A Shares	31,682	0.0
193,000		China Agri-Industries Holdings Ltd. - H Shares	62,756	0.0
106,000		China Aoyuan Group Ltd.	120,081	0.0
953,000		China Cinda Asset Management Co. Ltd. - H Shares	187,225	0.0
978,000		China CITIC Bank Corp. Ltd - H Shares	521,434	0.1
198,000		China Coal Energy Co. - H Shares	80,598	0.0
485,000		China Communications Construction Co., Ltd. - H Shares	379,223	0.1
262,000		China Communications Services Corp., Ltd. - H Shares	148,534	0.0
170,000		China Conch Venture Holdings Ltd.	628,703	0.1
93,600		China Construction Bank Corp. - A Shares	91,746	0.0
9,762,000		China Construction Bank Corp. - H Shares	7,438,246	1.3
136,000	(4)	China Ding Yi Feng Holdings Ltd.	400,832	0.1
47,600	(1)	China Eastern Airlines Corp. Ltd. - A Shares	34,574	0.0
148,000	(1)	China Eastern Airlines Corp. Ltd. - H Shares	71,681	0.0
58,000		China Education Group Holdings Ltd.	85,205	0.0
175,100		China Everbright Bank Co. Ltd. - A Shares	96,690	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
234,000		China Everbright Bank Co. Ltd. - H Shares	$99,682	0.0
388,000		China Everbright International Ltd.	298,447	0.1
94,000		China Everbright Ltd.	110,002	0.0
193,000	(2)	China Evergrande Group	411,241	0.1
308,000	(1)	China First Capital Group Ltd.	89,900	0.0
12,800		China Fortune Land Development Co. Ltd. - A Shares	48,415	0.0
361,500		China Galaxy Securities Co. Ltd. - H Shares	192,452	0.0
184,600		China Gas Holdings Ltd.	713,110	0.1
33,500		China Gezhouba Group Co. Ltd. - A Shares	27,367	0.0
65,700		China Grand Automotive Services Group Co. Ltd. - A Shares	35,425	0.0
182,500		China Hongqiao Group Ltd.	116,526	0.0
1,045,000	(3)	China Huarong Asset Management Co. Ltd. - H Shares	157,314	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
125,600	(3)	China International Capital Corp. Ltd. - H Shares	243,775	0.1
8,912		China International Travel Service Corp. Ltd. - A Shares	116,205	0.0
562,000		China Jinmao Holdings Group Ltd.	322,175	0.1
15,500		China Life Insurance Co. Ltd. - A Shares	59,780	0.0
754,000		China Life Insurance Co. Ltd. - H Shares	1,737,478	0.3
26,400	(1),(2),(3)	China Literature Ltd. - H Shares	89,644	0.0
345,000		China Longyuan Power Group Corp. Ltd. - H Shares	193,848	0.0
137,000		China Medical System Holdings Ltd.	162,723	0.0
283,000		China Mengniu Dairy Co., Ltd.	1,059,346	0.2
98,000		China Merchants Bank Co. Ltd. - A Shares	477,903	0.1
402,880		China Merchants Bank Co. Ltd. - H Shares	1,916,162	0.3
146,602		China Merchants Port Holdings Co. Ltd.	220,516	0.1
24,400		China Merchants Securities Co. Ltd. - A Shares	56,273	0.0
25,300		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	67,406	0.0
160,180		China Minsheng Banking Corp. Ltd. - A Shares	135,161	0.0
705,100		China Minsheng Banking Corp. Ltd. - H Shares	479,363	0.1
625,500		China Mobile Ltd.	5,181,487	0.9
72,300		China Molybdenum Co. Ltd. - A Shares	36,909	0.0
387,000		China Molybdenum Co. Ltd. - H Shares	128,446	0.0
410,000		China National Building Material Co., Ltd. - H Shares	367,742	0.1
46,600		China National Chemical Engineering Co. Ltd. - A Shares	37,890	0.0
44,000		China National Nuclear Power Co. Ltd. - A Shares	32,632	0.0
21,600		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	32,844	0.0
170,000		China Oilfield Services Ltd. - H Shares	203,282	0.1
126,000		China Oriental Group Co. Ltd.	43,566	0.0
392,000		China Overseas Land & Investment Ltd.	1,233,310	0.2
24,503		China Pacific Insurance Group Co. Ltd. - A Shares	119,854	0.0
278,800		China Pacific Insurance Group Co. Ltd. - H Shares	1,022,997	0.2
104,500		China Petroleum & Chemical Corp. - A Shares	73,513	0.0
2,583,600		China Petroleum & Chemical Corp. - H Shares	1,528,824	0.3
463,000		China Power International Development Ltd. - H Shares	96,317	0.0
39,300		China Railway Construction Corp. Ltd. - A Shares	52,114	0.0
204,500		China Railway Construction Corp. Ltd. - H Shares	223,723	0.1
58,800		China Railway Group Ltd. - A Shares	49,471	0.0
400,000		China Railway Group Ltd. - H Shares	242,800	0.1
147,000	(3)	China Railway Signal & Communication Corp. Ltd. - H Shares	90,942	0.0
571,000		China Reinsurance Group Corp. - H Shares	92,558	0.0
152,000		China Resources Beer Holdings Co Ltd.	805,322	0.2
258,000		China Resources Cement Holdings Ltd. - H Shares	258,770	0.1
94,000		China Resources Gas Group Ltd.	465,160	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
286,444		China Resources Land Ltd.	$1,199,807	0.2
169,500	(3)	China Resources Pharmaceutical Group Ltd.	158,573	0.0
206,000		China Resources Power Holdings Co.	249,937	0.1
10,100		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	41,210	0.0
13,670		China Shenhua Energy Co. Ltd. - A Shares	35,986	0.0
351,000		China Shenhua Energy Co. Ltd. - H Shares	704,686	0.1
87,400		China Shipbuilding Industry Co. Ltd. - A Shares	67,532	0.0
12,800	(1)	China Shipbuilding Industry Group Power Co. Ltd. - A Shares	41,049	0.0
40,100		China Southern Airlines Co. Ltd. - A Shares	37,280	0.0
168,000		China Southern Airlines Co. Ltd. - H Shares	101,622	0.0
12,000		China Spacesat Co. Ltd. - A Shares	36,434	0.0
165,140		China State Construction Engineering Corp. Ltd. - A Shares	125,735	0.0
214,000		China State Construction International Holdings Ltd.	201,099	0.1
171,828		China Taiping Insurance Holdings Co., Ltd.	383,505	0.1
1,444,000		China Telecom Corp., Ltd. - H Shares	657,539	0.1
4,274,000	(3)	China Tower Corp. Ltd. - H Shares	969,979	0.2
232,000		China Traditional Chinese Medicine Holdings Co. Ltd.	106,442	0.0
640,000		China Unicom Hong Kong Ltd.	677,552	0.1
113,600		China United Network Communications Ltd. - A Shares	95,762	0.0
41,600		China Vanke Co. Ltd. - A Shares	151,279	0.0
152,700		China Vanke Co. Ltd. - H Shares	531,438	0.1
95,500		China Yangtze Power Co. Ltd. - A Shares	244,102	0.1
159,600		China Zhongwang Holdings Ltd. - H Shares	64,957	0.0
22,300		Chongqing Changan Automobile Co. Ltd. - A Shares	23,158	0.0
256,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	136,296	0.0
7,100		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	47,225	0.0
292,000		CIFI Holdings Group Co. Ltd.	170,653	0.0
612,000		CITIC Ltd.	772,532	0.2
36,500		CITIC Securities Co. Ltd. - A Shares	115,191	0.0
211,000		CITIC Securities Co. Ltd. - H Shares	395,317	0.1
1,797,000		CNOOC Ltd.	2,751,441	0.5
4,200		Contemporary Amperex Technology Co. Ltd. - A Shares	42,155	0.0
136,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	60,211	0.0
295,500	(1)	COSCO SHIPPING Holdings Co., Ltd. - H Shares	105,249	0.0
186,000		COSCO Shipping Ports, Ltd.	148,537	0.0
781,133	(2)	Country Garden Holdings Co. Ltd.	989,355	0.2
128,000		Country Garden Services Holdings Co. Ltd. - H Shares	369,156	0.1
82,700		CRRC Corp. Ltd. - A Shares	84,870	0.0
458,000		CRRC Corp. Ltd. - H Shares	319,587	0.1
476,000		CSPC Pharmaceutical Group Ltd.	955,248	0.2
41,820	(1)	Ctrip.com International Ltd. ADR	1,224,908	0.2
209,000	(3)	Dali Foods Group Co. Ltd.	128,263	0.0
65,800		Daqin Railway Co. Ltd. - A Shares	70,006	0.0
294,000		Datang International Power Generation Co., Ltd. - H Shares	60,770	0.0
27,500		Dongfang Electric Corp. Ltd. - A Shares	35,533	0.0
288,000		Dongfeng Motor Group Co., Ltd. - H Shares	273,632	0.1
24,100		Dongxing Securities Co. Ltd. - A Shares	37,033	0.0
20,600		East Money Information Co. Ltd. - A Shares	42,700	0.0
81,400		ENN Energy Holdings Ltd.	842,434	0.2
25,900		Everbright Securities Co. Ltd. - A Shares	41,185	0.0
238,000		Far East Horizon Ltd.	221,038	0.1
24,200		Financial Street Holdings Co. Ltd. - A Shares	26,117	0.0
62,100		Focus Media Information Technology Co. Ltd. - A Shares	45,650	0.0
10,100		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	155,753	0.0
272,968		Fosun International Ltd.	337,868	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
39,600		Founder Securities Co. Ltd. - A Shares	$38,287	0.0
21,700		Foxconn Industrial Internet Co. Ltd. - A Shares	43,931	0.0
180,000		Future Land Development Holdings Ltd. - H Shares	157,119	0.0
55,600	(3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	154,290	0.0
115,000		GD Power Development Co. Ltd. - A Shares	38,535	0.0
6,151	(1),(2)	GDS Holdings Ltd. ADR	246,532	0.0
508,000		Geely Automobile Holdings Ltd.	863,306	0.2
24,600		Gemdale Corp. - A Shares	39,870	0.0
96,000	(1)	Genscript Biotech Corp. - H Shares	184,011	0.0
22,100	(1)	GF Securities Co. Ltd. - A Shares	42,097	0.0
137,800	(1)	GF Securities Co. Ltd. - H Shares	144,451	0.0
13,000		GoerTek, Inc. - A Shares	32,060	0.0
1,051,000	(1),(2)	GOME Retail Holdings Ltd.	95,187	0.0
326,000		Great Wall Motor Co. Ltd. - H Shares	218,450	0.1
12,600		Gree Electric Appliances, Inc. of Zhuhai - A Shares	101,237	0.0
42,600		Greenland Holdings Corp. Ltd. - A Shares	42,183	0.0
108,000		Greentown Service Group Co. Ltd.	105,973	0.0
312,000		Guangdong Investment Ltd.	610,623	0.1
74,400		Guanghui Energy Co. Ltd. - A Shares	34,599	0.0
62,900		Guangshen Railway Co. Ltd. - A Shares	27,144	0.0
311,200		Guangzhou Automobile Group Co. Ltd. - H Shares	297,826	0.1
7,200		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	35,059	0.0
18,300		Guangzhou Haige Communications Group, Inc. Co. - A Shares	25,115	0.0
107,200		Guangzhou R&F Properties Co., Ltd. - H Shares	162,295	0.0
23,900		Guosen Securities Co. Ltd. - A Shares	41,194	0.0
34,100		Guotai Junan Securities Co. Ltd. - A Shares	84,113	0.0
65,600	(3)	Guotai Junan Securities Co. Ltd. - H Shares	102,037	0.0
30,800		Guoyuan Securities Co. Ltd. - A Shares	36,894	0.0
39,000	(3)	Haidilao International Holding Ltd.	166,579	0.0
133,000		Haier Electronics Group Co. Ltd.	346,313	0.1
28,500		Haier Smart Home Co. Ltd. - A Shares	61,127	0.0
66,000		Haitian International Holdings Ltd.	135,131	0.0
34,500		Haitong Securities Co. Ltd. - A Shares	69,280	0.0
295,600		Haitong Securities Co. Ltd. - H Shares	310,029	0.1
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
41,600		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	188,637	0.0
7,400		Hangzhou Robam Appliances Co. Ltd. - A Shares	27,291	0.0
6,300		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	54,760	0.0
9,200		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	31,859	0.0
75,000		Hengan International Group Co., Ltd.	491,448	0.1
24,220		Hengli Petrochemical Co. Ltd. - A Shares	50,754	0.0
2,784,000	(1),(2)	HengTen Networks Group Ltd. - H Shares	42,234	0.0
17,800		Hengtong Optic-electric Co. Ltd. - A Shares	38,944	0.0
21,900		Hengyi Petrochemical Co. Ltd. - A Shares	40,012	0.0
95,100		Hesteel Co. Ltd. - A Shares	33,587	0.0
2,500		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	34,860	0.0
46,000	(3)	Hua Hong Semiconductor Ltd.	91,602	0.0
27,800		Huaan Securities Co. Ltd. - A Shares	24,053	0.0
166,000		Huadian Power International Co. - H Shares	63,145	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	38,358	0.0
418,000		Huaneng Power International, Inc. - H Shares	201,128	0.1
494,000		Huaneng Renewables Corp. Ltd.	168,287	0.0
26,100		Huatai Securities Co. Ltd. - A Shares	69,916	0.0
164,800	(3)	Huatai Securities Co. Ltd. - H Shares	246,954	0.1
18,400		Huaxi Securities Co. Ltd. - A Shares	25,376	0.0
41,200		Huaxia Bank Co. Ltd. - A Shares	42,612	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
14,100		Huayu Automotive Systems Co. Ltd. - A Shares	$46,475	0.0
13,669		Huazhu Group Ltd. ADR	451,350	0.1
4,600		Hundsun Technologies, Inc. - A Shares	47,707	0.0
5,716	(1)	Hutchison China MediTech Ltd. ADR	101,973	0.0
8,600	(1)	Iflytek Co. Ltd. - A Shares	38,409	0.0
337,000		Industrial & Commercial Bank of China Ltd. - A Shares	261,259	0.1
6,633,000		Industrial & Commercial Bank of China Ltd. - H Shares	4,443,682	0.8
94,600		Industrial Bank Co. Ltd. - A Shares	232,647	0.1
46,400		Industrial Securities Co. Ltd. - A Shares	40,528	0.0
157,000		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	32,132	0.0
25,000		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	100,016	0.0
102,100	(1)	Inner Mongolia Yitai Coal Co. - A Shares	93,655	0.0
12,930	(1),(2)	iQIYI, Inc. ADR	208,561	0.0
75,478	(1)	JD.com, Inc. ADR	2,129,234	0.4
128,000		Jiangsu Expressway Co. Ltd. - H Shares	162,537	0.0
19,440		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	219,808	0.1
6,776		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	98,847	0.0
138,000		Jiangxi Copper Co., Ltd. - H Shares	159,821	0.0
45,400		Jinke Properties Group Co. Ltd. - A Shares	41,745	0.0
244,000		Kaisa Group Holdings Ltd. - H Shares	107,077	0.0
70,500		Kingboard Holdings Ltd.	186,777	0.0
111,500		Kingboard Laminates Holdings Ltd.	100,562	0.0
241,000		Kingdee International Software Group Co., Ltd.	253,792	0.1
82,000	(1)	Kingsoft Corp. Ltd.	173,930	0.0
342,000		Kunlun Energy Co. Ltd.	294,693	0.1
5,900		Kweichow Moutai Co. Ltd. - A Shares	951,192	0.2
132,000		KWG Group Holdings Ltd.	115,733	0.0
148,000		Lee & Man Paper Manufacturing Ltd.	80,047	0.0
37,800	(3)	Legend Holdings Corp. - H Shares	81,470	0.0
750,000		Lenovo Group Ltd.	500,344	0.1
21,300		Lens Technology Co. Ltd. - A Shares	30,773	0.0
12,100		Lepu Medical Technology Beijing Co. Ltd. - A Shares	42,486	0.0
202,000		Li Ning Co. Ltd.	579,542	0.1
12,600	(1)	Liaoning Cheng Da Co. Ltd. - A Shares	23,357	0.0
148,000		Logan Property Holdings Co. Ltd. - H Shares	210,722	0.1
185,000	(3)	Longfor Group Holdings Ltd.	690,934	0.1
15,500		LONGi Green Energy Technology Co. Ltd. - A Shares	56,959	0.0
22,398		Luxshare Precision Industry Co. Ltd. - A Shares	84,055	0.0
114,500	(2),(3)	Luye Pharma Group Ltd. - H Shares	81,679	0.0
6,600		Luzhou Laojiao Co. Ltd. - A Shares	78,859	0.0
184,000		Maanshan Iron & Steel Co. Ltd. - H Shares	69,284	0.0
6,700	(1)	Mango Excellent Media Co. Ltd. - A Shares	42,926	0.0
24,480		Meinian Onehealth Healthcare Holdings Co. Ltd. - A Shares	41,716	0.0
205,000	(1),(2),(3)	Meitu, Inc.	47,123	0.0
102,500	(1)	Meituan Dianping- Class B	1,046,872	0.2
84,800		Metallurgical Corp. of China Ltd. - A Shares	33,162	0.0
265,000		Metallurgical Corp. of China Ltd. - H Shares	59,462	0.0
15,200		Midea Group Co. Ltd. - A Shares	108,974	0.0
276,000	(1)	MMG Ltd.	65,129	0.0
14,951		Momo, Inc. ADR	463,182	0.1
8,200		Muyuan Foodstuff Co. Ltd. - A Shares	80,963	0.0
16,300		NARI Technology Co. Ltd. - A Shares	46,760	0.0
7,167		NetEase, Inc. ADR	1,907,712	0.3
6,200		New China Life Insurance Co. Ltd. - A Shares	42,354	0.0
87,100		New China Life Insurance Co. Ltd. - H Shares	344,207	0.1
19,300		New Hope Liuhe Co. Ltd. - A Shares	46,482	0.0
14,581	(1)	New Oriental Education & Technology Group, Inc. ADR	1,614,992	0.3
95,000		Nexteer Automotive Group Ltd.	78,453	0.0
176,000		Nine Dragons Paper Holdings Ltd.	148,222	0.0
11,000		Ninestar Corp. - A Shares	45,884	0.0
67,353	(1),(2)	NIO, Inc. ADR	105,071	0.0
3,119	(1),(2)	Noah Holdings Ltd. ADR	91,075	0.0
19,100	(1)	OFILM Group Co. Ltd. - A Shares	31,903	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
2,600		Oppein Home Group, Inc. - A Shares	$40,573	0.0
28,400		Orient Securities Co. Ltd./China - A Shares	40,674	0.0
863,000		Peoples Insurance Co. Group of China Ltd. - H Shares	345,510	0.1
6,300		Perfect World Co. Ltd./China - A Shares	24,511	0.0
76,000		PetroChina Co. Ltd. - A Shares	65,913	0.0
2,140,000		PetroChina Co., Ltd. - H Shares	1,097,718	0.2
717,244		PICC Property & Casualty Co., Ltd. - H Shares	836,904	0.2
19,570	(1),(2)	Pinduoduo, Inc. ADR	630,545	0.1
77,500		Ping An Bank Co. Ltd. - A Shares	169,615	0.0
58,000		Ping An Insurance Group Co. of China Ltd. - A Shares	708,113	0.1
569,000		Ping An Insurance Group Co. of China Ltd. - H Shares	6,539,925	1.2
47,000		Poly Developments and Holdings Group Co. Ltd. - A Shares	94,325	0.0
839,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	511,756	0.1
59,700		Power Construction Corp. of China Ltd. - A Shares	38,764	0.0
30,100		RiseSun Real Estate Development Co. Ltd. - A Shares	34,959	0.0
24,700		Rongsheng Petro Chemical Co. Ltd. - A Shares	37,947	0.0
35,700		SAIC Motor Corp. Ltd. - A Shares	119,027	0.0
20,200		Sanan Optoelectronics Co. Ltd. - A Shares	39,914	0.0
32,000		Sany Heavy Industry Co. Ltd. - A Shares	64,105	0.0
19,000		SDIC Capital Co. Ltd. - A Shares	33,258	0.0
37,700		SDIC Power Holdings Co. Ltd. - A Shares	47,606	0.0
10,300		Seazen Holdings Co. Ltd. - A Shares	40,972	0.0
316,900	(1)	Semiconductor Manufacturing International Corp.	396,316	0.1
9,400		SF Holding Co. Ltd. - A Shares	51,974	0.0
28,900		Shaanxi Coal Industry Co. Ltd. - A Shares	35,376	0.0
9,960		Shandong Gold Mining Co. Ltd. - A Shares	47,058	0.0
9,300		Shandong Linglong Tyre Co. Ltd. - A Shares	26,587	0.0
216,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	222,437	0.1
50,700		Shanghai Construction Group Co. Ltd. - A Shares	24,098	0.0
54,300		Shanghai Electric Group Co. Ltd. - A Shares	38,229	0.0
266,000		Shanghai Electric Group Co. Ltd. - H Shares	85,839	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	39,694	0.0
52,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	139,606	0.0
46,000		Shanghai Industrial Holdings Ltd.	85,703	0.0
46,000		Shanghai Industrial Urban Development Group Ltd.	5,807	0.0
4,100		Shanghai International Airport Co. Ltd. - A Shares	45,948	0.0
38,800		Shanghai International Port Group Co. Ltd. - A Shares	30,998	0.0
100,333	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	112,599	0.0
28,200		Shanghai Oriental Pearl Group Co. Ltd. - A Shares	36,190	0.0
92,500		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	167,532	0.0
135,700		Shanghai Pudong Development Bank Co. Ltd. - A Shares	225,287	0.1
30,900		Shanghai Tunnel Engineering Co. Ltd. - A Shares	25,515	0.0
23,400		Shanxi Securities Co. Ltd. - A Shares	25,780	0.0
5,000		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	54,166	0.0
48,800		Shenergy Co. Ltd. - A Shares	37,950	0.0
97,800		Shenwan Hongyuan Group Co. Ltd. - A Shares	65,600	0.0
12,500		Shenzhen Inovance Technology Co. Ltd. - A Shares	42,673	0.0
105,866		Shenzhen International Holdings Ltd.	203,260	0.1
320,000		Shenzhen Investment Ltd.	118,112	0.0
5,600		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	58,267	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,900		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	$49,159	0.0
41,500		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	40,877	0.0
77,300		Shenzhou International Group Holdings Ltd.	1,008,402	0.2
123,500		Shimao Property Holdings Ltd.	360,679	0.1
370,000		Shui On Land Ltd. - H Shares	73,654	0.0
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	45,449	0.0
9,900		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	35,861	0.0
401,000		Sihuan Pharmaceutical Holdings Group Ltd.	60,852	0.0
6,489	(1)	Sina Corp.	254,304	0.1
703,500		Sino Biopharmaceutical Ltd.	893,212	0.2
30,700		Sinolink Securities Co. Ltd. - A Shares	37,545	0.0
312,000		Sino-Ocean Group Holding Ltd.	106,002	0.0
136,500		Sinopec Engineering Group Co. Ltd. - H Shares	85,758	0.0
362,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	105,239	0.0
125,200		Sinopharm Group Co. - H Shares	391,372	0.1
217,000		Sinotrans Ltd. - H Shares	68,019	0.0
74,000		Sinotruk Hong Kong Ltd.	109,751	0.0
220,500		Soho China Ltd.	63,039	0.0
13,300		Songcheng Performance Development Co. Ltd. - A Shares	52,039	0.0
28,300		SooChow Securities Co. Ltd. - A Shares	36,768	0.0
38,600		Southwest Securities Co. Ltd. - A Shares	24,421	0.0
6,800		Spring Airlines Co. Ltd. - A Shares	40,553	0.0
154,000		SSY Group Ltd.	121,630	0.0
249,000		Sun Art Retail Group Ltd.	252,557	0.1
249,000		Sunac China Holdings Ltd.	1,000,901	0.2
39,700		Suning.com Co. Ltd. - A Shares	57,644	0.0
73,000		Sunny Optical Technology Group Co. Ltd.	1,071,557	0.2
8,900		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	24,628	0.0
18,600		Suzhou Gold Mantis Construction Decoration Co. Ltd. - A Shares	23,644	0.0
40,808	(1)	TAL Education Group ADR	1,397,266	0.2
14,900		Tasly Pharmaceutical Group Co. Ltd. - A Shares	32,513	0.0
39,100		TBEA Co. Ltd. - A Shares	35,641	0.0
86,300		TCL Corp. - A Shares	43,069	0.0
588,200		Tencent Holdings Ltd.	24,603,184	4.3
9,067	(1)	Tencent Music Entertainment Group ADR	115,786	0.0
12,700		Tianma Microelectronics Co. Ltd. - A Shares	24,691	0.0
210,000		Tingyi Cayman Islands Holding Corp.	295,642	0.1
55,000		Tong Ren Tang Technologies Co. Ltd. - H Shares	49,988	0.0
10,700		Tonghua Dongbao Pharmaceutical Co. Ltd. - A Shares	26,242	0.0
19,300		Tongwei Co. Ltd. - A Shares	34,435	0.0
96,000		Towngas China Co. Ltd.	72,007	0.0
25,300		Transfar Zhilian Co. Ltd. - A Shares	27,590	0.0
97,000		Travelsky Technology Ltd. - H Shares	201,426	0.1
5,900		Tsingtao Brewery Co. Ltd. - A Shares	40,116	0.0
38,000		Tsingtao Brewery Co., Ltd. - H Shares	229,269	0.1
38,300		Tunghsu Optoelectronic Technology Co. Ltd. - A Shares	30,536	0.0
138,000		Uni-President China Holdings Ltd.	148,889	0.0
5,300		Unisplendour Corp. Ltd. - A Shares	23,366	0.0
45,618	(1)	Vipshop Holdings Ltd. ADR	406,913	0.1
11,800		Walvax Biotechnology Co. Ltd. - A Shares	44,653	0.0
12,100		Wanhua Chemical Group Co. Ltd. - A Shares	74,978	0.0
534,000		Want Want China Holdings Ltd.	426,417	0.1
5,641	(1),(2)	Weibo Corp. ADR	252,435	0.1
25,200		Weichai Power Co. Ltd. - A Shares	39,672	0.0
201,000		Weichai Power Co. Ltd. - H Shares	289,967	0.1
24,000		Wens Foodstuffs Group Co. Ltd. - A Shares	125,068	0.0
29,000		Western Securities Co. Ltd. - A Shares	36,270	0.0
11,700		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	29,573	0.0
17,500		Wuliangye Yibin Co. Ltd. - A Shares	318,514	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
8,700		WuXi AppTec Co. Ltd. - A Shares	$105,683	0.0
11,220	(3)	WuXi AppTec Co. Ltd. - H Shares	122,555	0.0
56,500	(1),(3)	Wuxi Biologics Cayman, Inc. - H Shares	576,125	0.1
5,500		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	25,997	0.0
776,000	(1),(2),(3)	Xiaomi Corp. - B Shares	871,095	0.2
87,300		Xinhu Zhongbao Co. Ltd. - A Shares	35,384	0.0
14,800		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	25,977	0.0
79,252		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	93,842	0.0
316,000		Xinyi Solar Holdings Ltd.	189,850	0.0
188,000		Yanzhou Coal Mining Co., Ltd. - H Shares	190,925	0.0
49,000		Yihai International Holding Ltd.	291,258	0.1
32,800		Yonghui Superstores Co. Ltd. - A Shares	40,875	0.0
10,900		Yonyou Network Technology Co. Ltd. - A Shares	47,244	0.0
706,000		Yuexiu Property Co. Ltd. - H Shares	153,169	0.0
36,542		Yum China Holdings, Inc.	1,660,103	0.3
9,000		Yunda Holding Co. Ltd. - A Shares	43,427	0.0
3,900		Yunnan Baiyao Group Co. Ltd. - A Shares	41,594	0.0
170,000		Yuzhou Properties Co. Ltd. - H Shares	67,682	0.0
5,264	(1)	YY, Inc. ADR	295,995	0.1
2,800		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	39,997	0.0
108,000		Zhaojin Mining Industry Co. Ltd. - H Shares	124,665	0.0
12,200		Zhejiang Chint Electrics Co. Ltd. - A Shares	37,346	0.0
23,000		Zhejiang Dahua Technology Co. Ltd. - A Shares	55,728	0.0
154,000		Zhejiang Expressway Co., Ltd. - H Shares	133,225	0.0
7,300		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	27,518	0.0
15,900		Zhejiang Longsheng Group Co. Ltd. - A Shares	31,331	0.0
27,100	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	64,017	0.0
19,200		Zhongjin Gold Corp. Ltd. - A Shares	23,276	0.0
58,000		Zhongsheng Group Holdings Ltd.	183,244	0.0
58,300		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	241,286	0.1
83,400		Zijin Mining Group Co. Ltd. - A Shares	38,129	0.0
586,000		Zijin Mining Group Co., Ltd. - H Shares	202,372	0.1
44,400		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	35,524	0.0
15,000	(1)	ZTE Corp. - A Shares	67,247	0.0
78,640	(1)	ZTE Corp. - H Shares	208,539	0.1
33,585		ZTO Express Cayman, Inc. ADR	716,368	0.1
			175,661,153	30.6

		Colombia: 0.4%
20,968		Bancolombia SA	236,312	0.0
12,573		BanColombia SA ADR ADR	621,735	0.1
47,887		Cementos Argos SA	101,553	0.0
518,860		Ecopetrol SA	440,584	0.1
29,707		Grupo Argos SA/Colombia	146,316	0.0
25,722		Grupo de Inversiones Suramericana SA	243,176	0.1
47,271		Interconexion Electrica SA ESP	247,765	0.1
			2,037,441	0.4

		Czech Republic: 0.1%
17,462		CEZ AS	385,726	0.1
8,300		Komercni Banka AS	280,599	0.0
49,805	(3)	Moneta Money Bank AS	153,485	0.0
			819,810	0.1

		Egypt: 0.1%
146,458		Commercial International Bank Egypt SAE	697,744	0.1
93,638		Eastern Co. SAE	97,837	0.0
65,195		ElSewedy Electric Co.	53,622	0.0
			849,203	0.1

		Greece: 0.3%
146,958	(1)	Alpha Bank AE	274,639	0.1
273,533	(1)	Eurobank Ergasias SA	264,850	0.1
4,349	(1),(4)	FF Group	–	–
25,540		Hellenic Telecommunications Organization SA	351,874	0.1
11,355		Jumbo SA	215,301	0.0
6,303		Motor Oil Hellas Corinth Refineries SA	147,093	0.0
53,055	(1)	National Bank of Greece SA	161,610	0.0
23,610		OPAP S.A.	242,875	0.0
			1,658,242	0.3

		Hungary: 0.3%
41,623		MOL Hungarian Oil & Gas PLC	391,512	0.0
23,211		OTP Bank Nyrt	966,863	0.2

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hungary: (continued)
15,043		Richter Gedeon Nyrt	$243,370	0.1
			1,601,745	0.3

		India: 8.5%
62,654		Adani Ports & Special Economic Zone, Ltd.	366,338	0.1
61,604		Ambuja Cements Ltd.	177,468	0.0
122,331		Ashok Leyland Ltd.	118,741	0.0
30,077		Asian Paints Ltd.	748,506	0.1
27,746		Aurobindo Pharma Ltd.	230,831	0.0
13,000	(1),(3)	Avenue Supermarts Ltd.	341,631	0.1
192,376		Axis Bank Ltd.	1,861,681	0.3
8,776		Bajaj Auto Ltd.	364,595	0.1
17,738		Bajaj Finance Ltd.	1,014,156	0.2
4,017		Bajaj Finserv Ltd.	483,086	0.1
20,751		Bharat Forge Ltd.	130,832	0.0
68,028		Bharat Petroleum Corp. Ltd.	452,576	0.1
202,509		Bharti Airtel Ltd.	1,049,730	0.2
33,400		Bharti Infratel Ltd.	121,348	0.0
731		Bosch Ltd.	145,170	0.0
6,051		Britannia Industries Ltd.	251,569	0.0
36,913		Cipla Ltd.	221,677	0.0
130,290		Coal India Ltd.	367,836	0.1
21,500		Container Corp. Of India Ltd.	183,631	0.0
54,610		Dabur India Ltd.	344,905	0.1
8,057		Divis Laboratories Ltd.	189,575	0.0
11,999		Dr Reddys Laboratories Ltd.	457,228	0.1
1,401		Eicher Motors Ltd.	351,692	0.1
165,742		GAIL India Ltd.	314,934	0.1
14,125		Glenmark Pharmaceuticals Ltd.	64,797	0.0
37,451		Godrej Consumer Products Ltd.	363,297	0.1
31,400		Grasim Industries Ltd.	323,769	0.1
26,637		Havells India Ltd.	270,219	0.0
55,647		HCL Technologies Ltd.	848,657	0.2
47,221	(3)	HDFC Life Insurance Co., Ltd.	400,863	0.1
7,774		Hero Motocorp Ltd.	296,984	0.1
123,893		Hindalco Industries Ltd.	335,019	0.1
63,995		Hindustan Petroleum Corp. Ltd.	273,382	0.1
65,764		Hindustan Unilever Ltd.	1,840,146	0.3
165,985		Housing Development Finance Corp.	4,633,019	0.8
242,003		ICICI Bank Ltd.	1,474,759	0.3
13,253	(3)	ICICI Lombard General Insurance Co. Ltd.	226,291	0.0
29,492		Indiabulls Housing Finance Ltd.	106,896	0.0
197,730		Indian Oil Corp. Ltd.	412,190	0.1
350,752		Infosys Ltd.	3,970,761	0.7
9,612	(3)	InterGlobe Aviation Ltd.	256,681	0.0
350,187		ITC Ltd.	1,284,831	0.2
90,120		JSW Steel Ltd.	292,840	0.1
49,184		Larsen & Toubro Ltd.	1,023,892	0.2
32,301		LIC Housing Finance Ltd.	171,834	0.0
23,517		Lupin Ltd.	237,497	0.0
31,680		Mahindra & Mahindra Financial Services Ltd.	146,849	0.0
78,331		Mahindra & Mahindra Ltd.	605,418	0.1
46,472		Marico Ltd.	258,598	0.0
10,824		Maruti Suzuki India Ltd.	1,026,281	0.2
99,886		Motherson Sumi Systems Ltd.	148,137	0.0
2,447		Nestle India Ltd.	479,800	0.1
250,691		NTPC Ltd.	415,858	0.1
261,588		Oil & Natural Gas Corp., Ltd.	486,911	0.1
579		Page Industries Ltd.	184,096	0.0
63,293		Petronet LNG Ltd.	232,282	0.0
12,592		Pidilite Industries Ltd.	256,618	0.0
8,704		Piramal Enterprises, Ltd.	200,907	0.0
192,811		Power Grid Corp. of India Ltd.	541,708	0.1
72,911		REC Ltd.	126,860	0.0
289,751		Reliance Industries Ltd.	5,455,600	1.0
878		Shree Cement Ltd.	234,129	0.0
15,396		Shriram Transport Finance Co. Ltd.	232,687	0.0
183,323	(1)	State Bank of India	701,487	0.1
87,173		Sun Pharmaceutical Industries Ltd.	479,760	0.1
91,311		Tata Consultancy Services Ltd.	2,704,846	0.5
167,507	(1)	Tata Motors Ltd.	277,910	0.1
117,894		Tata Power Co. Ltd.	104,050	0.0
37,621		Tata Steel Ltd.	191,632	0.0
49,039		Tech Mahindra Ltd.	494,730	0.1
32,376		Titan Co., Ltd.	581,789	0.1
10,037		Ultratech Cement Ltd.	615,360	0.1
30,883	(1)	United Spirits Ltd.	290,820	0.1
55,923		UPL Ltd.	476,841	0.1
189,422		Vedanta Ltd.	412,719	0.1
673,856	(1)	Vodafone Idea Ltd.	58,547	0.0
125,209		Wipro Ltd.	424,295	0.1
185,221		Yes Bank Ltd.	108,202	0.0
54,133		Zee Entertainment Enterprises Ltd.	202,927	0.0
			48,557,014	8.5

		Indonesia: 2.0%
1,520,300		Adaro Energy Tbk PT	138,219	0.0
2,050,700		Astra International Tbk PT	953,451	0.2
987,600		Bank Central Asia Tbk PT	2,111,458	0.4
1,880,700		Bank Mandiri Persero TBK PT	925,034	0.2
787,600		Bank Negara Indonesia Persero Tbk PT	407,577	0.1
5,549,900		Bank Rakyat Indonesia	1,611,496	0.3
416,400		Bank Tabungan Negara Persero Tbk PT	57,496	0.0
2,440,100		Barito Pacific Tbk PT	170,185	0.0
301,200		Bukit Asam Tbk PT	47,972	0.0
840,300	(1)	Bumi Serpong Damai PT	82,299	0.0
769,800		Charoen Pokphand Indonesia Tbk PT	290,150	0.1
51,200		Gudang Garam Tbk PT	188,907	0.0
977,900		Hanjaya Mandala Sampoerna Tbk PT	157,706	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
277,600		Indah Kiat Pulp and Paper Corp. Tbk PT	$126,687	0.0
191,500		Indocement Tunggal Prakarsa Tbk PT	252,367	0.1
238,400		Indofood CBP Sukses Makmur TBK PT	202,021	0.0
460,800		Indofood Sukses Makmur Tbk PT	249,860	0.0
210,831		Jasa Marga Persero Tbk PT	84,680	0.0
2,195,800		Kalbe Farma Tbk PT	258,816	0.1
154,100		Pabrik Kertas Tjiwi Kimia Tbk PT	114,518	0.0
1,721,600		Pakuwon Jati Tbk PT	80,649	0.0
1,135,600		Perusahaan Gas Negara Tbk PT	168,020	0.0
307,700		Semen Indonesia Persero Tbk PT	250,165	0.0
636,200		Surya Citra Media Tbk PT	51,996	0.0
4,937,300		Telekomunikasi Indonesia Persero Tbk PT	1,491,021	0.3
159,600		Unilever Indonesia Tbk PT	522,615	0.1
173,000		United Tractors Tbk PT	250,762	0.1
			11,246,127	2.0

		Malaysia: 2.0%
154,600		AirAsia Group Bhd	64,958	0.0
103,300		Alliance Bank Malaysia Bhd	70,319	0.0
175,500		AMMB Holdings Bhd	173,465	0.0
286,600		Axiata Group Bhd	294,348	0.1
15,300		British American Tobacco Malaysia Bhd	69,177	0.0
509,000		CIMB Group Holdings Bhd	611,538	0.1
383,142		Dialog Group BHD	310,943	0.1
332,500		Digi.Com BHD	377,109	0.1
11,500		Fraser & Neave Holdings Bhd	95,798	0.0
184,400		Gamuda BHD	162,926	0.0
233,700		Genting Bhd	320,524	0.1
318,400		Genting Malaysia BHD	230,696	0.0
26,100		Genting Plantations Bhd	61,674	0.0
59,300		HAP Seng Consolidated Bhd	139,604	0.0
146,500		Hartalega Holdings Bhd	183,631	0.0
70,372		Hong Leong Bank BHD	274,950	0.1
19,592		Hong Leong Financial Group Bhd	76,047	0.0
231,400		IHH Healthcare Bhd	313,819	0.1
293,000		IJM Corp. Bhd	153,211	0.0
206,600		IOI Corp. Bhd	218,556	0.0
48,000		Kuala Lumpur Kepong Bhd	264,629	0.1
405,500		Malayan Banking BHD	823,866	0.2
99,200		Malaysia Airports Holdings Bhd	204,926	0.0
252,000		Maxis Bhd	336,974	0.1
119,000		MISC Bhd	222,043	0.0
6,700		Nestle Malaysia Bhd	233,034	0.0
254,600		Petronas Chemicals Group Bhd	458,112	0.1
23,000		Petronas Dagangan BHD	129,639	0.0
63,800		Petronas Gas BHD	249,593	0.1
62,480		PPB Group Bhd	270,494	0.1
139,900		Press Metal Aluminium Holdings Bhd	158,947	0.0
315,400		Public Bank BHD	1,512,077	0.3
59,200		QL Resources Bhd	101,887	0.0
77,500	(1),(4)	RHB Bank Bhd	–	–
169,576		RHB Capital Bhd	228,423	0.0
249,800		Sime Darby Bhd	134,219	0.0
225,200		Sime Darby Plantation Bhd	254,194	0.1
274,200		Sime Darby Property Bhd	54,979	0.0
167,800		SP Setia Bhd Group	54,510	0.0
117,700		Telekom Malaysia BHD	101,242	0.0
314,000		Tenaga Nasional BHD	1,023,050	0.2
153,500		Top Glove Corp. Bhd	163,204	0.0
87,800		Westports Holdings Bhd	86,571	0.0
297,234		YTL Corp. Bhd	65,337	0.0
			11,335,243	2.0

		Mexico: 2.4%
318,800		Alfa SA de CV	281,095	0.1
49,700	(1)	Alsea SAB de CV	115,851	0.0
3,371,400		America Movil SAB de CV	2,504,547	0.4
46,300		Arca Continental SAB de CV	251,020	0.0
1,569,521		Cemex SA de CV	610,820	0.1
56,400		Coca-Cola Femsa SAB de CV	343,076	0.1
18,300		El Puerto de Liverpool SAB de CV	100,245	0.0
331,500		Fibra Uno Administracion SA de CV	485,642	0.1
196,300		Fomento Economico Mexicano SAB de CV	1,798,870	0.3
22,070		Gruma SAB de CV	225,923	0.0
37,265		Grupo Aeroportuario del Pacifico SA de CV	359,658	0.1
21,580		Grupo Aeroportuario del Sureste SA de CV	329,026	0.1
174,400		Grupo Bimbo SAB de CV	318,151	0.1
46,900		Grupo Carso SAB de CV	137,606	0.0
261,777		Grupo Financiero Banorte	1,410,895	0.2
245,200		Grupo Financiero Inbursa SA	312,495	0.1
359,600		Grupo Mexico SA de CV Series B	843,148	0.1
250,200		Grupo Televisa S.A.	490,282	0.1
14,430		Industrias Penoles, S.A. de C.V.	192,312	0.0
55,300		Infraestructura Energetica Nova SAB de CV	220,062	0.0
159,300		Kimberly-Clark de Mexico SA de CV	320,150	0.1
29,100		Megacable Holdings SAB de CV	117,217	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: (continued)
103,750		Orbia Advance Corp. SAB de CV	$203,357	0.0
23,225		Promotora y Operadora de Infraestructura SAB de CV	207,688	0.0
9,121		Southern Copper Corp.	311,300	0.1
526,300		Wal-Mart de Mexico SAB de CV	1,559,911	0.3
			14,050,347	2.4

		Pakistan: 0.0%
69,000		Habib Bank Ltd.	52,159	0.0
48,600		MCB Bank Ltd.	52,670	0.0
66,700		Oil & Gas Development Co. Ltd.	52,571	0.0
			157,400	0.0

		Peru: 0.3%
22,086		Cia de Minas Buenaventura SAA ADR	335,266	0.1
6,976		Credicorp Ltd.	1,454,077	0.2
			1,789,343	0.3

		Philippines: 1.0%
206,060		Aboitiz Equity Ventures, Inc.	210,911	0.1
139,200		Aboitiz Power Corp.	102,928	0.0
397,700		Alliance Global Group, Inc.	83,616	0.0
3,548	(1),(4)	Altus San Nicolas Corp.	–	–
29,045		Ayala Corp.	496,005	0.1
756,290		Ayala Land, Inc.	721,805	0.1
91,270		Bank of the Philippine Islands	163,804	0.0
203,589		BDO Unibank, Inc.	561,686	0.1
421,250		DMCI Holdings, Inc.	67,540	0.0
3,350		Globe Telecom, Inc.	118,281	0.0
10,100		GT Capital Holdings, Inc.	164,139	0.0
100,050		International Container Terminal Services, Inc.	232,821	0.1
299,780		JG Summit Holdings, Inc.	419,267	0.1
46,960		Jollibee Foods Corp.	201,193	0.0
22,390		Manila Electric Co.	159,734	0.0
1,159,400		Megaworld Corp.	97,781	0.0
1,440,100		Metro Pacific Investments Corp.	138,304	0.0
163,436		Metropolitan Bank & Trust Co.	215,856	0.1
9,085		PLDT, Inc.	199,118	0.0
207,595		Robinsons Land Corp.	98,130	0.0
22,280		Security Bank Corp.	84,711	0.0
24,462		SM Investments Corp.	458,400	0.1
1,034,600		SM Prime Holdings, Inc.	742,680	0.1
94,030		Universal Robina Corp.	282,960	0.1
			6,021,670	1.0

		Poland: 0.9%
9,352	(1)	Alior Bank SA	90,573	0.0
62,003	(1)	Bank Millennium SA	88,284	0.0
17,881		Bank Polska Kasa Opieki SA	456,458	0.1
3,069		CCC SA	105,949	0.0
6,908		CD Projekt SA	420,314	0.1
25,999		Cyfrowy Polsat SA	171,235	0.0
4,930	(1),(3)	Dino Polska SA	193,068	0.0
9,552		Grupa Lotos SA	211,000	0.0
5,886		Jastrzebska Spolka Weglowa SA	32,001	0.0
14,833	(1)	KGHM Polska Miedz SA	296,066	0.1
135		LPP SA	289,869	0.1
1,540	(1)	mBank SA	133,489	0.0
88,299	(1)	PGE Polska Grupa Energetyczna SA	175,989	0.0
30,054		Polski Koncern Naftowy Orlen	739,808	0.1
182,085		Polskie Gornictwo Naftowe I Gazownictwo SA	213,380	0.0
88,476		Powszechna Kasa Oszczednosci Bank Polski SA	867,331	0.2
61,974		Powszechny Zaklad Ubezpieczen SA	578,106	0.1
3,746		Santander Bank Polska SA	292,842	0.1
69,608	(1)	Orange Polska SA	95,909	0.0
			5,451,671	0.9

		Qatar: 1.0%
193,120		Barwa Real Estate Co.	177,765	0.0
202,567		Commercial Bank PQSC	240,157	0.1
215,744		Industries Qatar QSC	647,397	0.1
393,910		Masraf Al Rayan	382,662	0.1
446,646		Mesaieed Petrochemical Holding Co.	365,485	0.1
78,100		Ooredoo QPSC	154,954	0.0
63,340		Qatar Electricity & Water Co. QSC	268,718	0.0
47,632		Qatar Fuel QSC	307,369	0.1
158,050		Qatar Insurance Co. SAQ	145,388	0.0
120,652		Qatar Islamic Bank SAQ	516,831	0.1
462,994		Qatar National Bank QPSC	2,456,224	0.4
			5,662,950	1.0

		Romania: 0.1%
39,317		NEPI Rockcastle PLC	344,598	0.1

		Russia: 3.7%
274,340		Alrosa PJSC	315,156	0.1
1,092,493		Gazprom PJSC	3,801,956	0.7
3,696,000		Inter RAO UES PJSC	255,857	0.0
39,844		Lukoil PJSC	3,304,143	0.6
37,587		Magnit PJSC GDR	490,725	0.1
228,200		Magnitogorsk Iron & Steel Works PJSC	137,782	0.0
6,447		MMC Norilsk Nickel OJSC	1,657,625	0.3
52,401		Mobile TeleSystems PJSC ADR	424,448	0.1
140,975		Moscow Exchange MICEX-RTS PJ	205,932	0.0
9,205		Novatek PJSC GDR	1,864,919	0.3
127,350		Novolipetsk Steel PJSC	279,307	0.0
11,970		PhosAgro OJSC GDR	152,860	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
20,563		Polymetal International PLC	$289,580	0.1
2,794		Polyus PJSC	325,044	0.0
118,586		Rosneft Oil Co. PJSC	765,718	0.1
1,118,852		Sberbank of Russia PJSC	3,919,553	0.7
22,456		Severstal PJSC	323,060	0.1
735,451		Surgutneftegas PJSC	401,198	0.1
152,950		Tatneft PJSC	1,620,208	0.3
343,967,930		VTB Bank PJSC	225,755	0.0
1,245		X5 Retail Group N.V. - FIVEL GDR	43,534	0.0
11,539		X5 Retail Group NV - FIVE GDR	405,797	0.1
			21,210,157	3.7

		Saudi Arabia: 2.5%
10,426		Advanced Petrochemical Co.	134,894	0.0
130,066		Al Rajhi Bank	2,196,680	0.4
73,125		Alinma Bank	437,880	0.1
24,274		Almarai Co. JSC	322,160	0.1
38,238		Bank AlBilad	269,669	0.1
34,117		Bank Al-Jazira	122,945	0.0
54,939		Banque Saudi Fransi	473,579	0.1
3,062		Bupa Arabia for Cooperative Insurance Co.	86,943	0.0
6,464	(1)	Co for Cooperative Insurance/The	116,930	0.0
53,849	(1)	Dar Al Arkan Real Estate Development Co.	171,268	0.0
41,723	(1)	Emaar Economic City	110,307	0.0
38,400	(1)	Etihad Etisalat Co.	246,980	0.0
6,064		Jarir Marketing Co.	255,291	0.1
126,832		National Commercial Bank	1,557,845	0.3
33,634	(1)	National Industrialization Co.	119,603	0.0
23,146	(1)	Rabigh Refining & Petrochemical Co.	122,582	0.0
126,377		Riyad Bank	821,660	0.2
37,214		Sahara International Petrochemical Co.	178,574	0.0
99,135		Samba Financial Group	756,301	0.1
4,028		Saudi Airlines Catering Co.	94,013	0.0
16,194		Saudi Arabian Fertilizer Co.	346,810	0.1
41,131	(1)	Saudi Arabian Mining Co.	498,865	0.1
75,142		Saudi Basic Industries Corp.	1,844,077	0.3
38,684		Saudi British Bank/The	314,084	0.1
7,795		Saudi Cement Co.	148,186	0.0
79,903		Saudi Electricity Co.	453,784	0.1
23,074		Saudi Industrial Investment Group	142,128	0.0
72,896	(1)	Saudi Kayan Petrochemical Co.	198,133	0.0
40,616		Saudi Telecom Co.	1,177,541	0.2
26,275	(1)	Savola Group/The	216,086	0.0
20,191		Yanbu National Petrochemical Co.	288,236	0.1
			14,224,034	2.5

		Singapore: 0.0%
21,700	(3)	BOC Aviation Ltd.	200,270	0.0

		South Africa: 4.4%
72,796		Absa Group Ltd.	735,232	0.1
5,611		Anglo American Platinum Ltd.	338,264	0.1
42,282		AngloGold Ashanti Ltd.	781,848	0.1
41,184		Aspen Pharmacare Holdings Ltd.	234,086	0.0
34,798	(2)	Bid Corp. Ltd.	739,534	0.1
29,185		Bidvest Group Ltd.	367,856	0.1
4,846		Capitec Bank Holdings Ltd.	411,947	0.1
27,578		Clicks Group Ltd.	391,482	0.1
40,305		Discovery Ltd.	303,888	0.1
25,491		Exxaro Resources Ltd.	219,856	0.0
332,164	(2)	FirstRand Ltd.	1,364,719	0.2
110,211		Fortress REIT Ltd. - Class A	149,907	0.0
24,749		Foschini Group Ltd./The	267,350	0.1
84,362		Gold Fields Ltd.	420,675	0.1
301,885	(2)	Growthpoint Properties Ltd.	460,839	0.1
29,264		Investec Ltd.	154,291	0.0
6,820	(2)	Kumba Iron Ore Ltd.	168,507	0.0
11,367		Liberty Holdings Ltd.	84,361	0.0
143,811		Life Healthcare Group Holdings Ltd.	215,308	0.0
92,504		Momentum Metropolitan Holdings	113,912	0.0
27,027		Mr Price Group Ltd.	282,736	0.1
170,265		MTN Group Ltd.	1,083,356	0.2
44,956	(1)	MultiChoice Group	349,975	0.1
45,361		Naspers Ltd.	6,868,073	1.2
37,840		Nedbank Group Ltd.	567,002	0.1
121,656		Netcare Ltd.	140,833	0.0
533,544	(2)	Old Mutual Ltd.	680,895	0.1
38,747		Pick n Pay Stores Ltd.	152,327	0.0
15,776		PSG Group Ltd.	219,971	0.0
72,701		Rand Merchant Investment Holdings Ltd.	143,722	0.0
576,094		Redefine Properties Ltd.	297,842	0.1
15,150		Reinet Investments SCA	274,591	0.0
53,319	(2)	Remgro Ltd.	574,380	0.1
78,697	(2)	RMB Holdings Ltd.	390,415	0.1
184,911		Sanlam Ltd.	910,758	0.2
57,079		Sappi Ltd.	141,520	0.0
56,299	(2)	Sasol Ltd.	946,874	0.2
49,614		Shoprite Holdings Ltd.	401,770	0.1
20,671		Spar Group Ltd.	260,873	0.0
129,453		Standard Bank Group Ltd.	1,493,520	0.3
28,601		Telkom SA Ltd.	133,331	0.0
16,456		Tiger Brands Ltd.	228,743	0.0
47,705		Truworths International Ltd.	166,968	0.0
65,768		Vodacom Group Pty Ltd.	520,157	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
101,114		Woolworths Holdings Ltd./South Africa	$368,088	0.1
			25,522,582	4.4

		South Korea: 11.1%
3,375		Amorepacific Corp.	395,995	0.1
2,960		AMOREPACIFIC Group	161,722	0.0
824		BGF retail Co. Ltd.	135,620	0.0
28,381		BNK Financial Group, Inc.	170,339	0.0
5,316	(1)	Celltrion Healthcare Co. Ltd.	223,521	0.0
1,839	(1)	Celltrion Pharm, Inc.	53,779	0.0
8,934	(1)	Celltrion, Inc.	1,222,209	0.2
7,161		Cheil Worldwide, Inc.	148,470	0.0
935		CJ CheilJedang Corp.	183,087	0.0
1,566		CJ Corp.	107,264	0.0
1,180		CJ ENM Co. Ltd.	167,039	0.0
842	(1)	CJ Logistics Corp.	101,593	0.0
5,440		Woongjin Coway Co. Ltd.	385,347	0.1
3,049		Daelim Industrial Co., Ltd.	264,956	0.1
18,721	(1)	Daewoo Engineering & Construction Co., Ltd.	75,568	0.0
4,114	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	104,994	0.0
5,414		DB Insurance Co. Ltd.	233,200	0.0
4,629		Doosan Bobcat, Inc.	136,868	0.0
2,252		E-Mart, Inc.	212,284	0.0
5,189		Fila Korea Ltd.	251,042	0.1
6,391		GS Engineering & Construction Corp.	176,086	0.0
5,598		GS Holdings Corp.	235,306	0.1
2,753		GS Retail Co. Ltd.	94,899	0.0
30,778		Hana Financial Group, Inc.	906,011	0.2
8,065		Hankook Tire & Technology Co. Ltd.	217,131	0.0
704		Hanmi Pharm Co. Ltd.	162,217	0.0
1,516		Hanmi Science Co. Ltd.	50,149	0.0
19,682		Hanon Systems Corp.	197,385	0.0
11,713		Hanwha Chemical Corp.	175,702	0.0
4,067		Hanwha Corp.	85,751	0.0
31,575		Hanwha Life Insurance Co. Ltd.	62,810	0.0
2,848		HDC Hyundai Development Co-Engineering & Construction	78,171	0.0
1,985	(1)	Helixmith Co. Ltd.	110,030	0.0
3,313	(1)	HLB, Inc.	167,033	0.0
3,315		Hotel Shilla Co. Ltd.	238,668	0.1
1,379		Hyundai Department Store Co. Ltd.	89,974	0.0
8,313		Hyundai Engineering & Construction Co. Ltd.	321,092	0.1
2,100		Hyundai Glovis Co., Ltd.	273,543	0.1
1,055		Hyundai Heavy Industries Holdings Co., Ltd.	307,860	0.1
6,875		Hyundai Marine & Fire Insurance Co., Ltd.	151,581	0.0
6,712		Hyundai Mobis Co. Ltd.	1,412,494	0.3
15,205		Hyundai Motor Co.	1,702,427	0.3
8,788		Hyundai Steel Co.	285,505	0.1
27,916		Industrial Bank Of Korea	307,955	0.1
3,609	(3)	Orange Life Insurance Ltd.	81,533	0.0
5,030		Kakao Corp.	569,474	0.1
12,744		Kangwon Land, Inc.	314,831	0.1
40,190		KB Financial Group, Inc.	1,434,440	0.3
662		KCC Corp.	120,598	0.0
26,932		Kia Motors Corp.	1,026,840	0.2
7,306		Korea Aerospace Industries Ltd.	238,816	0.1
26,149	(1)	Korea Electric Power Corp.	565,723	0.1
2,718		Korea Gas Corp.	89,917	0.0
4,431		Korea Investment Holdings Co., Ltd.	278,376	0.1
4,104	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	424,867	0.1
914		Korea Zinc Co., Ltd.	342,112	0.1
5,070		Korean Air Lines Co. Ltd.	97,047	0.0
11,832		KT&G Corp.	1,043,882	0.2
2,012		Kumho Petrochemical Co. Ltd.	120,313	0.0
4,655		LG Chem Ltd.	1,163,976	0.2
9,669		LG Corp.	565,841	0.1
24,881	(1)	LG Display Co., Ltd.	294,331	0.1
11,081		LG Electronics, Inc.	623,834	0.1
950		LG Household & Health Care Ltd.	1,036,851	0.2
1,483		LG Innotek Co. Ltd.	141,236	0.0
11,545		LG Uplus Corp.	131,549	0.0
1,833		Lotte Chemical Corp.	361,490	0.1
2,935		Lotte Corp.	88,863	0.0
1,236		Lotte Shopping Co. Ltd.	133,121	0.0
430	(1)	Medy-Tox, Inc.	129,326	0.0
22,623		Meritz Securities Co. Ltd.	95,367	0.0
41,908		Mirae Asset Daewoo Co., Ltd.	262,416	0.1
14,408		Naver Corp.	1,889,829	0.3
1,672		NCSoft Corp.	728,079	0.1
2,708	(1),(3)	Netmarble Corp.	213,610	0.0
14,596		NH Investment & Securities Co., Ltd.	154,791	0.0
2,045		OCI Co. Ltd.	118,755	0.0
2,511		Orion Corp./Republic of Korea	206,311	0.0
129		Ottogi Corp.	62,837	0.0
26,179	(1)	Pan Ocean Co. Ltd.	99,929	0.0
663	(1)	Pearl Abyss Corp.	109,717	0.0
7,941		POSCO	1,505,279	0.3
2,454		POSCO Chemtech Co. Ltd.	90,453	0.0
5,428		POSCO International Corp.	86,680	0.0
1,910		S-1 Corp.	156,645	0.0
1,717	(1),(3)	Samsung Biologics Co. Ltd.	440,691	0.1
8,603		Samsung C&T Corp.	644,574	0.1
3,308		Samsung Card Co.	97,146	0.0
5,850		Samsung Electro-Mechanics Co. Ltd.	503,392	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
489,710		Samsung Electronics Co., Ltd.	$20,050,714	3.5
16,699	(1)	Samsung Engineering Co. Ltd.	234,251	0.1
3,140		Samsung Fire & Marine Insurance Co. Ltd.	585,056	0.1
46,822	(1)	Samsung Heavy Industries Co., Ltd.	307,958	0.1
7,428		Samsung Life Insurance Co. Ltd.	441,408	0.1
5,544		Samsung SDI Co., Ltd.	1,032,121	0.2
3,485		Samsung SDS Co. Ltd.	554,587	0.1
6,696		Samsung Securities Co. Ltd.	197,564	0.0
45,480		Shinhan Financial Group Co., Ltd.	1,589,208	0.3
789		Shinsegae, Inc.	172,874	0.0
5,990	(1)	SillaJen, Inc.	40,689	0.0
3,608		SK Holdings Co. Ltd.	615,036	0.1
56,070		SK Hynix, Inc.	3,850,906	0.7
5,564		SK Innovation Co. Ltd.	770,461	0.1
2,140		SK Telecom Co., Ltd.	431,222	0.1
4,623		S-Oil Corp.	383,300	0.1
51,420		Woori Financial Group, Inc.	534,504	0.1
951		Yuhan Corp.	181,502	0.0
			63,403,726	11.1

		Taiwan: 11.1%
306,462		Acer, Inc.	175,769	0.0
36,694		Advantech Co. Ltd.	322,767	0.1
12,000		Airtac International Group	142,976	0.0
351,243		ASE Industrial Holding Co. Ltd.	799,711	0.1
229,356		Asia Cement Corp.	320,107	0.1
74,000		Asustek Computer, Inc.	492,458	0.1
919,000		AU Optronics Corp.	232,128	0.0
69,000		Catcher Technology Co., Ltd.	522,337	0.1
769,611		Cathay Financial Holding Co., Ltd.	1,014,388	0.2
124,241		Chailease Holding Co. Ltd.	501,756	0.1
594,785		Chang Hwa Commercial Bank Ltd.	414,905	0.1
198,650		Cheng Shin Rubber Industry Co. Ltd.	293,224	0.1
57,816		Chicony Electronics Co. Ltd.	170,306	0.0
233,000		China Airlines Ltd.	68,182	0.0
1,363,000		China Development Financial Holding Corp.	405,952	0.1
295,514	(1)	China Life Insurance Co., Ltd.	234,286	0.0
1,223,535		China Steel Corp.	906,956	0.2
380,000		Chunghwa Telecom Co., Ltd.	1,358,955	0.2
457,000		Compal Electronics, Inc.	263,666	0.1
1,906,170		CTBC Financial Holding Co. Ltd.	1,265,291	0.2
199,703		Delta Electronics, Inc.	853,213	0.2
1,082,327		E.Sun Financial Holding Co., Ltd.	915,585	0.2
19,386		Eclat Textile Co. Ltd.	260,325	0.1
224,007		Eva Airways Corp.	98,524	0.0
228,966		Evergreen Marine Corp. Taiwan Ltd.	95,958	0.0
336,685		Far Eastern New Century Corp.	310,493	0.1
168,000		Far EasTone Telecommunications Co., Ltd.	392,432	0.1
34,243		Feng TAY Enterprise Co., Ltd.	245,428	0.1
1,053,031		First Financial Holding Co., Ltd.	739,456	0.1
355,600		Formosa Chemicals & Fibre Co.	994,191	0.2
126,000		Formosa Petrochemical Corp.	398,661	0.1
447,600		Formosa Plastics Corp.	1,363,522	0.2
80,000		Formosa Taffeta Co. Ltd.	87,158	0.0
96,849		Foxconn Technology Co., Ltd.	201,975	0.0
685,000		Fubon Financial Holding Co., Ltd.	983,466	0.2
32,000		Giant Manufacturing Co., Ltd.	217,668	0.0
23,000		Globalwafers Co. Ltd.	231,962	0.0
81,300		Highwealth Construction Corp.	130,744	0.0
24,916		Hiwin Technologies Corp.	217,173	0.0
1,252,170		HON HAI Precision Industry Co., Ltd.	2,954,644	0.5
31,000		Hotai Motor Co. Ltd.	470,855	0.1
849,888		Hua Nan Financial Holdings Co. Ltd.	573,655	0.1
880,439		Innolux Corp.	187,212	0.0
266,000		Inventec Co., Ltd.	183,485	0.0
10,000		Largan Precision Co. Ltd.	1,430,410	0.3
221,538		Lite-On Technology Corp.	351,945	0.1
152,820		MediaTek, Inc.	1,818,207	0.3
1,123,826		Mega Financial Holdings Co., Ltd.	1,041,020	0.2
69,000		Micro-Star International Co., Ltd.	200,595	0.0
524,890		Nan Ya Plastics Corp.	1,179,075	0.2
125,000		Nanya Technology Corp.	324,673	0.1
15,000		Nien Made Enterprise Co. Ltd.	131,484	0.0
60,000		Novatek Microelectronics Corp., Ltd.	344,325	0.1
205,000		Pegatron Corp.	356,786	0.1
14,000		Phison Electronics Corp.	124,508	0.0
236,000		Pou Chen Corp.	302,532	0.1
77,000		Powertech Technology, Inc.	216,368	0.0
60,000		President Chain Store Corp.	560,841	0.1
286,000		Quanta Computer, Inc.	521,759	0.1
50,760		Realtek Semiconductor Corp.	376,339	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
52,819		Ruentex Development Co. Ltd.	$70,652	0.0
33,048		Ruentex Industries Ltd.	71,290	0.0
329,000		Shanghai Commercial & Savings Bank Ltd./The	552,668	0.1
1,122,884		Shin Kong Financial Holding Co., Ltd.	339,779	0.1
1,152,454		SinoPac Financial Holdings Co., Ltd.	449,351	0.1
40,914		Standard Foods Corp.	81,850	0.0
140,800		Synnex Technology International Corp.	164,671	0.0
17,000	(1)	TaiMed Biologics, Inc.	81,511	0.0
1,035,782		Taishin Financial Holdings Co., Ltd.	462,247	0.1
424,392		Taiwan Business Bank	174,305	0.0
513,774		Taiwan Cement Corp.	656,452	0.1
967,582		Taiwan Cooperative Financial Holding Co. Ltd.	639,039	0.1
206,000		Taiwan High Speed Rail Corp.	234,354	0.0
167,000		Taiwan Mobile Co., Ltd.	602,878	0.1
2,533,000		Taiwan Semiconductor Manufacturing Co., Ltd.	22,496,927	3.9
197,000	(1)	Tatung Co., Ltd.	108,014	0.0
488,209		Uni-President Enterprises Corp.	1,178,119	0.2
1,182,000		United Microelectronics Corp.	506,838	0.1
95,000		Vanguard International Semiconductor Corp.	191,537	0.0
32,000		Walsin Technology Corp.	180,115	0.0
35,000		Win Semiconductors Corp.	313,095	0.1
299,000		Winbond Electronics Corp.	171,933	0.0
299,382		Wistron Corp.	241,610	0.1
163,280		WPG Holdings Ltd.	200,869	0.0
27,537		Yageo Corp.	218,787	0.0
1,024,586		Yuanta Financial Holding Co., Ltd.	611,365	0.1
46,000		Zhen Ding Technology Holding Ltd.	164,657	0.0
			63,459,685	11.1

		Thailand: 2.8%
123,600		Advanced Info Service PCL	889,781	0.2
430,000		Airports of Thailand PCL	1,051,393	0.2
48,800		Bangkok Bank PCL - Foreign Reg	276,809	0.1
971,900		Bangkok Dusit Medical Services PCL	768,913	0.1
819,000		Bangkok Expressway & Metro PCL	289,340	0.1
440,100	(2)	Banpu PCL (Foreign)	169,827	0.0
124,900		Berli Jucker PCL	215,478	0.0
660,400		BTS Group Holdings PCL	289,149	0.1
44,000		Bumrungrad Hospital PCL	184,040	0.0
235,800		Central Pattana PCL	524,474	0.1
402,200		Charoen Pokphand Foods PCL	345,330	0.1
596,400		CP ALL PCL (Foreign)	1,582,960	0.3
29,300		Electricity Generating PCL	343,949	0.1
174,700	(2)	Energy Absolute PCL	274,229	0.0
52,400		Gulf Energy Development PCL	273,896	0.0
609,651		Home Product Center PCL	341,109	0.1
183,200		Indorama Ventures PCL	194,577	0.0
212,100		Intouch Holdings PCL	454,512	0.1
1,144,400		IRPC PCL	137,621	0.0
2,200		Kasikornbank PCL	11,259	0.0
206,000		Kasikornbank PCL - Foreign	1,054,284	0.2
377,300		Krung Thai Bank PCL	212,371	0.0
755,300		Land & House Pub Co. Ltd.	236,980	0.0
287,400		Minor International PCL (Foreign)	352,396	0.1
63,500		Muangthai Capital PCL	118,470	0.0
243,800		PTT Global Chemical PCL (Foreign)	428,724	0.1
146,800		PTT Exploration & Production PCL	581,064	0.1
1,156,300		PTT PCL (Foreign)	1,748,686	0.3
65,700		Ratch Group PCL	153,495	0.0
48,900		Robinson PCL	101,859	0.0
79,700		Siam Cement PCL	1,062,801	0.2
92,400		Siam Commercial Bank PCL	356,619	0.1
120,600		Thai Oil PCL	275,062	0.1
334,500		Thai Union Group PCL	182,658	0.0
1,108,900		TMB Bank PCL	56,900	0.0
68,600		Total Access Communication PCL	128,940	0.0
1,173,790		True Corp. PCL	201,374	0.0
			15,871,329	2.8

		Turkey: 0.6%
294,772	(1)	Akbank Turk AS	423,006	0.1
20,024		Anadolu Efes Biracilik Ve Malt Sanayii AS	77,603	0.0
19,557	(1)	Arcelik A/S	65,888	0.0
35,004		Aselsan Elektronik Sanayi Ve Ticaret AS	124,624	0.0
45,025		BIM Birlesik Magazalar AS	391,647	0.1
147,759		Eregli Demir ve Celik Fabrikalari TAS	178,938	0.0
7,553		Ford Otomotiv Sanayi AS	79,445	0.0
96,385		Haci Omer Sabanci Holding AS	163,158	0.0
80,231		KOC Holding AS	268,178	0.1
19,048		TAV Havalimanlari Holding AS	79,500	0.0
12,757		Tupras Turkiye Petrol Rafine	324,177	0.0
58,817	(1)	Turk Hava Yollari	128,712	0.0
65,482		Turk Sise Ve Cam Fabrikalari	54,099	0.0
116,268		Turkcell Iletisim Hizmet AS	267,701	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: (continued)
232,877	(1)	Turkiye Garanti Bankasi A/S	$420,476	0.1
166,066	(1)	Turkiye Is Bankasi	183,950	0.1
			3,231,102	0.6

		United Arab Emirates: 0.7%
289,720		Abu Dhabi Commercial Bank PJSC	620,602	0.1
398,810		Aldar Properties PJSC	227,215	0.0
16,997		DP World Ltd.	237,579	0.0
172,936		Dubai Islamic Bank PJSC	247,101	0.1
78,697		Emaar Development PJSC	88,369	0.0
244,807		Emaar Malls PJSC	125,298	0.0
370,794		Emaar Properties PJSC	466,072	0.1
180,073		Emirates Telecommunications Group Co. PJSC	808,898	0.2
280,879		First Abu Dhabi Bank PJSC	1,151,968	0.2
			3,973,102	0.7

	Total Common Stock (Cost $534,254,268)		531,786,127	92.7

PREFERRED STOCK: 3.3%
		Brazil: 2.5%
409,805		Banco Bradesco SA	3,349,493	0.6
19,600	(1)	Braskem SA	153,264	0.0
24,500		Centrais Eletricas Brasileiras SA	247,480	0.0
16,700		Cia Brasileira de Distribuicao	321,665	0.1
95,659		Cia Energetica de Minas Gerais	330,609	0.1
113,900		Gerdau SA	362,127	0.1
451,387		Investimentos Itau SA	1,438,372	0.2
497,625		Itau Unibanco Holding S.A.	4,200,221	0.7
78,560		Lojas Americanas SA	375,315	0.1
435,900		Petroleo Brasileiro SA	2,886,102	0.5
45,400		Telefonica Brasil SA	599,877	0.1
			14,264,525	2.5

		Chile: 0.1%
34,461		Embotelladora Andina SA	115,319	0.0
12,033		Sociedad Quimica y Minera de Chile SA	331,211	0.1
			446,530	0.1

		Colombia: 0.0%
374,664		Grupo Aval Acciones y Valores	140,499	0.0
10,999		Grupo de Inversiones Suramericana SA	93,871	0.0
			234,370	0.0

		Russia: 0.1%
734,923		Surgutneftegas PJSC	424,295	0.1
43		Transneft PJSC	99,320	0.0
			523,615	0.1

		South Korea: 0.6%
825		Amorepacific Corp.	50,555	0.0
383	(1)	CJ Corp.	19,211	0.0
2,331		Hyundai Motor Co.	148,779	0.0
3,974		Hyundai Motor Co.- Series 2	281,870	0.1
734		LG Chem Ltd.	102,723	0.0
212		LG Household & Health Care Ltd.	136,539	0.0
85,426		Samsung Electronics Co., Ltd.	2,819,834	0.5
			3,559,511	0.6

	Total Preferred Stock (Cost $17,636,843)		19,028,551	3.3

RIGHTS: 0.0%
		China: –%
131	(1)	Sisram Medical Ltd.	–	–
3,223	(1),(4)	Zhengqi Financial Investment Holding Co. Ltd.	–	–
			–	–

		Taiwan: 0.0%
25,349	(1)	Shanghai Commercial & Savings Bank Ltd./The	13,155	0.0
5,060	(1)	Shin Kong Financial Holding Co., Ltd.	–	–
			13,155	0.0

		Thailand: 0.0%
767,652	(1)	TMB Bank PCL	4,267	0.0

	Total Rights (Cost $–)		17,422	0.0

WARRANTS: 0.0%
		Thailand: 0.0%
13,705	(1)	Minor International PCL	1,783	0.0

	Total Warrants (Cost $–)		1,783	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		India: 0.0%
INR	171,360	Britannia Industries Ltd., 8.000%, 08/28/2022	2,466	0.0

		Total Corporate Bonds/Notes (Cost $45)	2,466	0.0

		Total Long-Term Investments (Cost $551,891,156)	550,836,349	96.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		Repurchase Agreements: 1.6%
606,089	(6)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $606,127, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $618,211, due 10/10/19-05/15/45)	$606,089	0.1
2,049,517	(6)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,049,650, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $2,090,645, due 09/01/24-08/01/49)	2,049,517	0.3
2,049,517	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $2,049,652, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,090,508, due 10/25/19-07/15/61)	2,049,517	0.4
2,049,517	(6)	Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $2,049,655, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,090,507, due 10/02/19-11/20/48)	2,049,517	0.4
2,049,517	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,049,650, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,090,507, due 10/15/19-09/01/49)	2,049,517	0.4
			8,804,157	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
20,218,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840% (Cost $20,218,000)	20,218,000	3.5

	Total Short-Term Investments (Cost $29,022,157)	29,022,157	5.1

	Total Investments in Securities (Cost $580,913,313)	$579,858,506	101.1
	Liabilities in Excess of Other Assets	(6,298,879)	(1.1)
	Net Assets	$573,559,627	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2019.

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	23.8%
Information Technology	14.5
Consumer Discretionary	12.5%
Communication Services	11.0
Energy	7.3
Materials	7.1
Consumer Staples	6.6
Industrials	5.2
Real Estate	2.8
Utilities	2.7
Health Care	2.5
Consumer, Cyclical	0.0
Consumer, Non-cyclical	0.0
Financial	0.0
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,089,461	$–	$–	$1,089,461
Belgium	22,879	–	–	22,879
Brazil	27,526,354	–	–	27,526,354
Chile	4,807,489	–	–	4,807,489
China	43,203,427	132,056,894	400,832	175,661,153
Colombia	2,037,441	–	–	2,037,441
Czech Republic	–	819,810	–	819,810
Egypt	849,203	–	–	849,203
Greece	–	1,658,242	–	1,658,242
Hungary	243,370	1,358,375	–	1,601,745
India	3,050,545	45,506,469	–	48,557,014
Indonesia	–	11,246,127	–	11,246,127
Malaysia	607,655	10,727,588	–	11,335,243
Mexico	14,050,347	–	–	14,050,347
Pakistan	52,159	105,241	–	157,400
Peru	1,789,343	–	–	1,789,343
Philippines	283,951	5,737,719	–	6,021,670
Poland	133,489	5,318,182	–	5,451,671
Qatar	1,296,422	4,366,528	–	5,662,950
Romania	344,598	–	–	344,598
Russia	749,492	20,460,665	–	21,210,157
Saudi Arabia	216,086	14,007,948	–	14,224,034
Singapore	–	200,270	–	200,270
South Africa	2,654,166	22,868,416	–	25,522,582
South Korea	1,185,787	62,217,939	–	63,403,726
Taiwan	602,878	62,856,807	–	63,459,685
Thailand	–	15,871,329	–	15,871,329
Turkey	715,824	2,515,278	–	3,231,102
United Arab Emirates	934,196	3,038,906	–	3,973,102
Total Common Stock	108,446,562	422,938,733	400,832	531,786,127
Preferred Stock	15,063,956	3,964,595	–	19,028,551
Rights	–	17,422	–	17,422
Warrants	1,783	–	–	1,783
Corporate Bonds/Notes	–	2,466	–	2,466
Short-Term Investments	20,218,000	8,804,157	–	29,022,157
Total Investments, at fair value	$143,730,301	$435,727,373	$400,832	$579,858,506
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(70)	$–	$(70)
Futures	(528,729)	–	–	(528,729)
Total Liabilities	$(528,729)	$(70)	$–	$(528,799)

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,814	ZAR 27,520	The Bank of New York Mellon	10/02/19	$(3)
USD 8,733	ZAR 132,445	The Bank of New York Mellon	10/02/19	(12)
USD 4,547	ZAR 68,967	The Bank of New York Mellon	10/02/19	(6)
USD 6,436	ZAR 97,605	The Bank of New York Mellon	10/02/19	(9)
USD 28,297	ZAR 429,155	The Bank of New York Mellon	10/02/19	(40)
				$(70)

At September 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	460	12/20/19	$23,043,700	$(528,729)
			$23,043,700	$(528,729)

Currency Abbreviations
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $607,866,744.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$55,548,857
Gross Unrealized Depreciation	(83,011,608)

Net Unrealized Depreciation	$(27,462,751)